Net Loss per Share (Details) - Schedule of net loss per share (Parentheticals) - $ / shares	6 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Net Loss Per Share [Abstract]
Diluted	$ (1.57)	$ (0.06)